Shareholders’ Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Shareholders’ Equity
Shareholders’ Equity

Authorization

AltaGas is authorized to issue an unlimited number of voting common shares. AltaGas is also authorized to issue such number of Preferred Shares in series at any time as have aggregate voting rights either directly or on conversion or exchange that in the aggregate represent less than 50 percent of the voting rights attaching to the then issued and outstanding Common Shares.

Dividend Reinvestment and Optional Cash Purchase Plan (DRIP or the Plan)

The Plan consists of two components: a Dividend Reinvestment component and an Optional Cash Purchase component. The Premium Dividend™ component of the plan was suspended in December 2018. The Dividend Reinvestment and Optional Cash Purchase component was suspended in December 2019, with the December dividend (payable January 2020) being the last dividend payment eligible for reinvestment by participating shareholders under the DRIP. The Plan in its entirety will remain suspended until further notice.

The Plan provided eligible holders of common shares with the opportunity to, at their election, reinvest the cash dividends paid by AltaGas on their common shares towards the purchase of new common shares at a 3 percent discount to the average market price (as defined below) of the common shares on the applicable dividend payment date (the Dividend Reinvestment component of the Plan).

In addition, the Plan provided shareholders who are enrolled in the Dividend Reinvestment component of the Plan with the opportunity to purchase new common shares at the average market price (with no discount) on the applicable dividend payment date (the Optional Cash Purchase component of the Plan).

Each of the components of the Plan was subject to prorating and other limitations on availability of new common shares in certain events. The "average market price", in respect of a particular dividend payment date, refers to the arithmetic average (calculated to four decimal places) of the daily volume weighted average trading prices of common shares on the Toronto Stock Exchange for the trading days on which at least one board lot of common shares is traded during the 10 business days immediately preceding the applicable dividend payment date. Such trading prices will be appropriately adjusted for certain capital changes (including common share subdivisions, common share consolidations, certain rights offerings and certain dividends). Shareholders resident outside of Canada (other than the U.S.) may participate in the Dividend Reinvestment component or the Optional Cash Purchase component of the Plan only if their participation is permitted by the laws of the jurisdiction in which they reside and provided that AltaGas is satisfied, in its sole discretion, that such laws do not subject the Plan or AltaGas to additional legal or regulatory requirements.

Common Shares Issued and Outstanding	Number of shares	Amount
January 1, 2018	175,279,216	$4,007.9
Shares issued on conversion of subscription receipts, net of issuance costs	84,510,000	2,305.6
Shares issued for cash on exercise of options	57,275	1.3
Deferred taxes on share issuance cost	—	13.3
Shares issued under DRIP	15,377,575	325.8
December 31, 2018	275,224,066	$6,653.9
Shares issued for cash on exercise of options	76,177	1.2
Deferred taxes on share issuance cost	—	(3.9)
Shares issued under DRIP	3,774,442	67.8
Issued and outstanding at December 31, 2019	279,074,685	$6,719.0

Preferred Shares

As at	December 31, 2019		December 31, 2018
Issued and Outstanding	Number of shares	Amount	Number of shares	Amount
Series A	5,511,220	$137.8	5,511,220	$137.8
Series B	2,488,780	62.2	2,488,780	62.2
Series C	8,000,000	205.6	8,000,000	205.6
Series E	8,000,000	200.0	8,000,000	200.0
Series G	6,885,823	172.1	8,000,000	200.0
Series H	1,114,177	27.9	—	—
Series I	8,000,000	200.0	8,000,000	200.0
Series K	12,000,000	300.0	12,000,000	300.0
Washington Gas
$4.80 series	—	—	150,000	19.7
$4.25 series	—	—	70,600	9.4
$5.00 series	—	—	60,000	7.9
Share issuance costs, net of taxes		(28.5)		(27.9)
Fair value adjustment on WGL Acquisition (note 3)		—		4.1
	52,000,000	$1,277.1	52,280,600	$1,318.8

On December 20, 2019, all outstanding Washington Gas preferred shares (US$4.25 series, US$4.80 series, and US$5.00 series) were redeemed. A gain of $3.5 million was recognized upon redemption.
.
The following table outlines the characteristics of the cumulative redeemable preferred shares (a):

	Current yield	Annual dividend per share(b)	Redemption price per share	Redemption and conversion option date(c)(d)	Right to convert into(d)
Series A (e)	3.380%	$0.84500	$25	September 30, 2020	Series B
Series B (f) (g)	Floating	Floating	$25	September 30, 2020	Series A
Series C (h)	5.290%	US$1.32250	US$25	September 30, 2022	Series D
Series E (e)	5.393%	$1.34825	$25	December 31, 2023	Series F
Series G (e)	4.620%	$1.15575	$25	September 30, 2024	Series H
Series H (f) (g)	Floating	Floating	$25	September 30, 2024	Series G
Series I (i)	5.250%	$1.31250	$25	December 31, 2020	Series J
Series K (j)	5.000%	$1.25000	$25	March 31, 2022	Series L

(a)
This table only includes those series of preferred shares that are currently issued and outstanding. The Corporation is authorized to issue up to 8,000,000 of each of Series D Shares, Series F Shares, and Series J Shares, and up to 12,000,000 of Series L Shares, subject to certain conditions, upon conversion by the holders of the applicable currently issued and outstanding series of preferred shares noted opposite such series in the table on the applicable conversion option date. If issued upon the conversion of the applicable series of preferred shares, Series F Shares, Series J Shares, and Series L Shares are also redeemable for $25.50, and Series D Shares are redeemable for US$25.50 on any date after the applicable conversion option date, plus all accrued but unpaid dividends to, but excluding, the date fixed for redemption.

(b)
The holders of Series A Shares, Series C Shares, Series E Shares, Series G Shares, Series I Shares, and Series K Shares are entitled to receive a cumulative quarterly fixed dividend as and when declared by the Board of Directors. The holders of Series B Shares and Series H Shares are entitled to receive a quarterly floating dividend as and when declared by the Board of Directors. If issued upon the conversion of the applicable series of Preferred Shares, the holders of Series D Shares, Series F Shares, Series J Shares, and Series L Shares will be entitled to receive a quarterly floating dividend as and when declared by the Board of Directors.

(c)
AltaGas may, at its option, redeem all or a portion of the outstanding shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter.

(d)
The holder will have the right, subject to certain conditions, to convert their preferred shares of a specified series into Preferred Shares of that other specified series as noted in this column of the table on the applicable conversion option date and every fifth anniversary thereafter.

(e)
Holders of Series A Shares, Series E Shares, and Series G Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at a rate equal to the sum of the then five-year Government of Canada bond yield plus 2.66 percent (Series A Shares), 3.17 percent (Series E Shares), and 3.06 percent (Series G Shares).

(f)
Holders of Series B Shares and Series H Shares will be entitled to receive cumulative quarterly floating dividends, which will reset each quarter thereafter at a rate equal to the sum of the then 90-day government of Canada Treasury Bill rate plus 2.66 percent (Series B Shares) and 3.06 percent (Series H Shares). Each quarterly dividend is calculated as the annualized amount multiplied by the number of days in the quarter, divided by the number of days in the year. Commencing December 31, 2019, the floating quarterly dividend rate is $0.26803 per share for Series B Shares and $0.29289 per share for Series H Shares for the period starting December 31, 2019 to, but excluding, March 31, 2020.

(g)
Series B Shares can be redeemed for $25.50 per share on any date after September 30, 2015 that is not a Series B conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption. Series H Shares can be redeemed for $25.50 per share on any date after September 30, 2019 that is not a Series H conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption.

(h)
Holders of Series C Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the sum of the five-year U.S. Government bond yield plus 3.58 percent.

(i)
Holders of Series I Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the then five-year Government of Canada bond yield plus 4.19 percent, provided that, in any event, such rate shall not be less than 5.25 percent per annum.

(j)
Holders of Series K Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the then five-year Government of Canada bond yield plus 3.80 percent, provided that, in any event, such rate shall not be less than 5.00 percent per annum.

Share Option Plan

AltaGas has an employee share option plan under which officers, employees, and service providers (as defined by the TSX) are eligible to receive grants. As at December 31, 2019, 13,915,160 shares were reserved for issuance under the plan. As at December 31, 2019, share options granted under the plan have a term between six and ten years until expiry and vest no longer than over a four‑year period.

As at December 31, 2019, the unexpensed fair value of share option compensation cost associated with future periods was $4.5 million (December 31, 2018 ‑ $3.7 million).

The following table summarizes information about the Corporation’s share options:

	December 31, 2019		December 31, 2018
As at	Options outstanding		Options outstanding
	Number of options	Exercise price (a)	Number of options	Exercise price (a)
Share options outstanding, beginning of year	6,309,183	$25.18	4,533,761	$32.35
Granted	2,287,385	19.12	2,811,460	16.69
Exercised	(76,177)	14.52	(57,275)	20.68
Forfeited	(1,165,435)	27.31	(878,013)	36.47
Expired	(311,000)	36.16	(100,750)	14.60
Share options outstanding, end of year	7,043,956	$22.49	6,309,183	$25.18
Share options exercisable, end of year	2,921,642	$27.70	2,897,723	$32.01

(a)	Weighted average.

As at December 31, 2019, the aggregate intrinsic value of the total share options exercisable was $3.3 million (December 31, 2018 - $nil), the total intrinsic value of share options outstanding was $12.1 million (December 31, 2018 - $nil) and the total intrinsic value of share options exercised was $0.4 million (December 31, 2018 - $0.3 million).

The following table summarizes the employee share option plan as at December 31, 2019:

	Options outstanding			Options exercisable
	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$14.52 to $18.00	2,557,328	$15.19	4.98	638,385	$14.62	4.79
$18.01 to $25.08	1,961,805	19.78	4.77	305,750	21.05	0.96
$25.09 to $46.70	2,524,823	32.00	2.72	1,977,507	32.95	2.39
	7,043,956	$22.49	4.11	2,921,642	$27.70	2.77

The fair value of each option granted is estimated on the date of grant using the Black-Scholes-Merton option pricing model. The weighted average grant date fair value and assumptions are as follows:

Year ended December 31	2019	2018
Fair value per options ($)	2.30	1.27
Risk-free interest rate (%)	1.48	1.99
Expected life (years)	6	6
Expected volatility (%)	24.84	23.23
Annual dividend per share ($) (a)	0.96	1.18
Forfeiture rate (%)	—	—

(a)	Annual dividend per share is calculated based on a weighted average share price and forward dividend yields as the grant dates.

Phantom Unit Plan (Phantom Plan) and Deferred Share Unit Plan (DSUP)

AltaGas has a Phantom Plan for employees and executive officers, which includes restricted units (RUs) and performance units (PUs) with vesting periods of 36 months from the grant date. In addition, AltaGas has a DSUP, which allows granting of deferred share units (DSUs) to directors. DSUs granted under the DSUP vest immediately but settlement of the DSUs occur when the individual ceases to be a director.

PUs, RUs, and DSUs (number of units)	2019	2018
Balance, beginning of year	9,908,154	564,549
Acquired (a)	—	5,291,621
Converted to cash (a)	—	(5,291,621)
Granted	674,971	9,502,347
Exercised	(113,668)	—
Vested and paid out	(677,667)	(148,154)
Forfeited	(3,377,962)	(66,522)
Units in lieu of dividends	71,003	55,934
Outstanding, end of year	6,484,831	9,908,154

(a)
Upon close of the WGL Acquisition in 2018, AltaGas acquired WGL’s PUs. These were converted to a fixed cash amount at a value of US$1.00 per unit. At December 31, 2019, the WGL PUs comprised approximately 4.9 million of the outstanding units (December 31, 2018 - 8.9 million).

For the year ended December 31, 2019, the compensation expense recorded for the Phantom Plan and DSUP was $21.7 million (2018 – $16.6 million). As at December 31, 2019, the unrecognized compensation expense relating to the remaining vesting period for the Phantom Plan was $21.8 million (December 31, 2018 ‑ $26.9 million) and is expected to be recognized over the vesting period.